Summary of Significant Accounting Policies (Details) - Schedule of Equity Affiliates - Affiliated Entity [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total assets	$ 37,500,000	$ 37,500,000	$ 37,700,000
Total liabilities	7,100,000	7,100,000	7,020,000
Members’ equity	$ 30,400,000	$ 30,400,000	$ 30,680,000